Revenue Recognition (Deferred Contract Acquisition and Fulfillment Costs) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Deferred Acquisition Costs
Capitalized Contract Cost, Net [Abstract]
Total deferred costs	$ 6,285	$ 5,453
Deferred cost amortization	2,755	2,174
Deferred Acquisition Costs | Other current assets
Capitalized Contract Cost, Net [Abstract]
Total deferred costs	3,087	2,462
Deferred Acquisition Costs | Other Assets
Capitalized Contract Cost, Net [Abstract]
Total deferred costs	3,198	2,991
Deferred Fulfillment Costs
Capitalized Contract Cost, Net [Abstract]
Total deferred costs	9,752	10,958
Deferred cost amortization	5,110	4,947
Deferred Fulfillment Costs | Other current assets
Capitalized Contract Cost, Net [Abstract]
Total deferred costs	4,118	4,519
Deferred Fulfillment Costs | Other Assets
Capitalized Contract Cost, Net [Abstract]
Total deferred costs	$ 5,634	$ 6,439